Retirement Plans (Schedule of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5.1	$ 5.0	$ 5.0
Interest cost	19.6	18.2	21.2
Expected return on plan assets	(24.6)	(29.6)	(24.5)
Amortization of net actuarial loss	8.1	12.3	11.7
Amortization of prior service cost	(0.6)	0.6	0.7
Plan settlements loss	3.8	6.8	(0.2)
Net period benefit cost (credit)	11.4	13.3	13.9
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Allocation of total pension plan assets and projected benefit obligation	71.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.1	0.1
Interest cost	2.1	2.4	3.1
Expected return on plan assets	0	0	0
Amortization of net actuarial loss	0	0.3	0.2
Amortization of prior service cost	(9.3)	(9.1)	(9.2)
Plan settlements loss	0	0	0
Net period benefit cost (credit)	$ (7.1)	$ (6.3)	$ (5.8)